BUSINESS COMBINATIONS - Acquisition of Ratio (Details) $ in Thousands	Feb. 15, 2020 USD ($)	Feb. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 15, 2018 USD ($)	Jan. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 23, 2016
Disclosure of detailed information about business combination [line items]
Number of employees									40
Total consideration paid net of cash and cash equivalents acquired			$ 4,137			$ 19,149		$ 16,584
Cash transferred			$ 4,328			$ 21,300		$ 19,525
Ratio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Number of employees							45
Total consideration paid net of cash and cash equivalents acquired					$ 9,529		$ 9,529
Cash transferred							$ 5,800
Contingent consideration		$ 2,019		$ 1,669
Major business combination | Ratio
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 865